Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment

10. Property, plant and equipment

At December 31, 2018 and 2017, the acquisition or manufacturing costs and the accumulated depreciation of property, plant and equipment consisted of the following:

Acquisition or manufacturing costs
in € THOUS
	January 1, 2018	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2018

Land	56.540	2.299	358	605	490	(1.405)	58.887
Buildings and improvements	2.881.688	108.998	692	67.272	328.718	(75.664)	3.311.704
Machinery and equipment	4.174.027	96.766	(2.576)	465.117	29.325	(220.753)	4.541.906
Machinery, equipment and rental equipment under capitalized leases	80.916	3.880	(98)	6.259	665	(1.888)	89.734
Construction in progress	462.226	6.759	4.519	419.347	(387.131)	(552)	505.168
Property, plant and equipment	7.655.397	218.702	2.895	958.600	(27.933)	(300.262)	8.507.399

Acquisition or manufacturing costs
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2017

Land	65.041	(4.528)	198	1.748	298	(6.217)	56.540
Buildings and improvements	2.997.533	(311.782)	8.971	40.577	276.435	(130.046)	2.881.688
Machinery and equipment	4.156.542	(314.568)	20.057	463.516	47.169	(198.689)	4.174.027
Machinery, equipment and rental equipment under capitalized leases	83.558	(6.825)	(3.082)	8.799	(195)	(1.339)	80.916
Construction in progress	442.289	(43.012)	781	390.909	(326.565)	(2.176)	462.226
Property, plant and equipment	7.744.963	(680.715)	26.925	905.549	(2.858)	(338.467)	7.655.397

Depreciation
in € THOUS
	January 1, 2018	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2018

Land	1.239	38	-	-	-	18	1.295
Buildings and improvements	1.580.103	65.251	(1.484)	221.866	(786)	(46.897)	1.818.053
Machinery and equipment	2.538.436	58.817	(4.278)	400.439	(13.986)	(180.719)	2.798.709
Machinery, equipment and rental equipment under capitalized leases	43.848	2.485	(289)	9.118	30	(1.860)	53.332
Construction in progress	-	-	-	-	-	-	-
Property, plant and equipment	4.163.626	126.591	(6.051)	631.423	(14.742)	(229.458)	4.671.389

Depreciation
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2017

Land	1.270	(47)	-	-	-	16	1.239
Buildings and improvements	1.624.145	(174.475)	(426)	216.458	(2.350)	(83.249)	1.580.103
Machinery and equipment	2.498.941	(184.907)	(3.024)	395.570	2.147	(170.291)	2.538.436
Machinery, equipment and rental equipment under capitalized leases	40.981	(3.407)	(2.995)	10.678	(481)	(928)	43.848
Construction in progress	-	-	-	-	-	-	-
Property, plant and equipment	4.165.337	(362.836)	(6.445)	622.706	(684)	(254.452)	4.163.626

Book value
in € THOUS
	December 31, 2018	December 31, 2017

Land	57.592	55.301
Buildings and improvements	1.493.651	1.301.585
Machinery and equipment	1.743.197	1.635.591
Machinery, equipment and rental equipment under capitalized leases	36.402	37.068
Construction in progress	505.168	462.226
Property, plant and equipment	3.836.010	3.491.771

Depreciation expense for property, plant and equipment amounted to €631.423, €622.706 and €594.019 for the years ended December 31, 2018, 2017, and 2016, respectively. These expenses are allocated within costs of revenue, selling, general and administrative and research and development expenses depending upon the area in which the asset is used.

Included in machinery and equipment at December 31, 2018 and 2017 were €731.427 and €657.618, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.